Accounts payable (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Summary of detailed information about accounts payable and accrued expenses

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	June 30,	December 31,
	2024	2023
	$	$
Trade accounts payable	3,585	281
Accrued research and development costs	510	-
Accrued employee benefits	472	130
Payroll tax and other statutory liabilities	7	-
Other accrued liabilities	1,267	601
	5,841	1,012